United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: 10/31/15

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2014
Share Class	Ticker
C	MXCCX
R	FMXKX
Institutional	FISPX
Service	FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Max-Cap Index Fund (the “Fund”), based on net asset value, for the 12-month reporting period ended October 31, 2014, was 15.74% for Class C Shares, 16.05% for Class R Shares, 16.94% for Institutional Shares and 16.62% for Service Shares. The total return of the Standard & Poor's 500® Index (“S&P 500”),1 the Fund's broad-based securities market index, was 17.27% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced strategies in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for Fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 500). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 500.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the 12-month reporting period, the domestic equity market put in a strong performance as evidenced by the 16.52% return of the S&P Composite 1500® Index.2 Large-cap stocks led the market with the S&P 500 returning 17.27% for the period. The largest stocks in the S&P Composite 1500® Index, as represented by the S&P 100® Index,3 returned 16.93% for the period. Mid-cap stock performance trailed that of its larger peers as evidenced by the S&P MidCap 400® Index4 returning 11.65%. Small-cap stocks as represented by the S&P SmallCap 600® Index5 had the worst performance of the market cap segments but still managed to return 9.29% for the period. Growth stocks outperformed value stocks as the S&P Composite 1500® Growth Index6 returned 18.25% versus the 14.66% return of the S&P Composite 1500® Value Index.7
Within the S&P 500, all of the ten sectors8 recorded positive returns during the reporting period. Health Care led the way, advancing 29.71%, followed by Information Technology, up 25.71% and Utilities, up 21.89%. The Energy sector posted the weakest results, up 4.30%, followed by Telecommunication Services, up 5.39% and Consumer Discretionary, up 9.09%. Apple Inc. (Information Technology), Microsoft Corp. (Information Technology) and Gilead Sciences, Inc. (Health Care) posted the strongest contribution to
Annual Shareholder Report

performance in the S&P 500, while Amazon.com Inc. (Consumer Discretionary), Ford Motor Company (Consumer Discretionary) and Whole Foods Market, Inc. (Consumer Staples) contributed the least for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 500 based upon the Manager's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 500 by 0.33% on a net basis and outperformed the S&P 500 by 0.09% on a gross basis. This outperformance on a gross basis was primarily due to the efficacy of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 500 futures to provide equity exposure on the Fund's cash balances. The S&P 500 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive impact on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
2	The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization. The index is unmanaged, and it is not possible to invest directly in an index.
3	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent. The index is unmanaged, and it is not possible to invest directly in an index.
4	The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index.
5	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged, and it is not possible to invest directly in an index.
6	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
7	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGICS).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund from October 31, 2004 to October 31, 2014, compared to the Standard & Poor's 500® Index (S&P 500).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2014
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2014
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class C Shares	14.74%	15.30%	6.90%
Class R Shares	16.05%	15.68%	7.22%
Institutional Shares	16.94%	16.54%	8.02%
Service Shares	16.62%	16.20%	7.70%
S&P 500	17.27%	16.69%	8.20%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2014, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	18.7%
Financials	15.8%
Health Care	13.6%
Consumer Discretionary	11.1%
Industrials	10.1%
Consumer Staples	9.4%
Energy	8.8%
Materials	3.2%
Utilities	3.1%
Telecommunication Services	2.3%
Securities Lending Collateral[2]	4.9%
Cash Equivalents[3]	3.6%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities—Net[5]	(4.7)%
TOTAL[6]	100%
1	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
Annual Shareholder Report

4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities, securities sold in advance of corporate action and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (“S&P 500”) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.3%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2014
Shares			Value
		COMMON STOCKS—96.1%[1]
		Consumer Discretionary—11.1%
13,479	[2]	Amazon.com, Inc.	$4,117,295
1,893	[2]	AutoNation, Inc.	108,393
1,638	[2,3]	AutoZone, Inc.	906,666
2,068	[2,3]	Bed Bath & Beyond, Inc.	139,259
10,548		Best Buy Co., Inc.	360,109
18,313		Block (H&R), Inc.	591,693
6,580		BorgWarner, Inc.	375,192
15,906		CBS Corp., Class B	862,423
8,826	[3]	Cablevision Systems Corp., Class A	164,340
1,736	[2,3]	CarMax, Inc.	97,060
16,418	[3]	Carnival Corp.	659,183
939	[2]	Chipotle Mexican Grill, Inc.	599,082
10,697	[3]	Coach, Inc.	367,763
80,641	[3]	Comcast Corp., Class A	4,463,479
13,676		D. R. Horton, Inc.	311,676
5,566		Darden Restaurants, Inc.	288,207
9,040		Delphi Automotive PLC	623,579
20,056	[2]	DirecTV	1,740,660
4,166	[2]	Discovery Communications, Inc., Class A	147,268
8,313	[2]	Discovery Communications, Inc., Class C	290,872
14,767	[2]	Dollar General Corp.	925,448
12,009	[2]	Dollar Tree, Inc.	727,385
2,601		Expedia, Inc.	221,007
6,942		Family Dollar Stores, Inc.	543,489
132,232		Ford Motor Co.	1,863,149
1,441	[2]	Fossil Group, Inc.	146,492
4,096	[3]	GameStop Corp.	175,145
6,342		Gannett Co., Inc.	199,773
8,903		Gap (The), Inc.	337,335
2,908	[3]	Garmin Ltd.	161,336
46,455		General Motors Co.	1,458,687
5,741		Genuine Parts Co.	557,336
8,062		Harley Davidson, Inc.	529,673
4,991		Harman International Industries, Inc.	535,734
4,905	[3]	Hasbro, Inc.	282,185
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
45,291		Home Depot, Inc.	$4,416,778
29,790		Interpublic Group Cos., Inc.	577,628
21,834		Johnson Controls, Inc.	1,031,657
6,734		Kohl's Corp.	365,117
8,453	[3]	L Brands, Inc.	609,630
2,919	[3]	Leggett and Platt, Inc.	114,950
33,839		Lowe's Cos., Inc.	1,935,591
10,735		Macy's, Inc.	620,698
6,412		Marriott International, Inc., Class A	485,709
12,948		Mattel, Inc.	402,294
33,206		McDonald's Corp.	3,112,398
6,040	[2]	Michael Kors Holdings Ltd.	474,684
1,913	[2]	NetFlix, Inc.	751,369
17,679		Newell Rubbermaid, Inc.	589,241
18,106	[2]	News Corp., Class A	280,281
22,607		Nike, Inc., Class B	2,101,773
4,089		Nordstrom, Inc.	296,902
3,152	[2,3]	O'Reilly Automotive, Inc.	554,374
4,137		Omnicom Group, Inc.	297,285
2,470		PVH Corp.	282,445
2,956		PetSmart, Inc.	213,867
298		Ralph Lauren Corp.	49,122
6,383		Ross Stores, Inc.	515,236
3,415		Scripps Networks Interactive	263,775
21,006		Starbucks Corp.	1,587,213
5,759		Starwood Hotels & Resorts	441,485
22,645		TJX Cos., Inc.	1,433,881
16,387		Target Corp.	1,013,044
1,689	[2]	The Priceline Group, Inc.	2,037,289
767		Tiffany & Co.	73,724
9,014		Time Warner Cable, Inc.	1,326,951
27,781		Time Warner, Inc.	2,207,756
5,034		Tractor Supply Co.	368,590
6,719	[2]	TripAdvisor, Inc.	595,707
61,519		Twenty-First Century Fox, Inc.	2,121,175
4,666	[2]	Under Armour, Inc., Class A	305,996
15,860		V.F. Corp.	1,073,405
13,366		Viacom, Inc., Class B - New	971,441
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
51,730		Walt Disney Co.	$4,727,087
2,342		Whirlpool Corp.	402,941
3,556		Wyndham Worldwide Corp.	276,195
1,112		Wynn Resorts Ltd.	211,291
18,663		Yum Brands, Inc.	1,340,563
		TOTAL	68,736,911
		Consumer Staples—9.4%
59,173		Altria Group, Inc.	2,860,423
27,104		Archer-Daniels-Midland Co.	1,273,888
18,893		Avon Products, Inc.	196,487
4,602		Brown-Forman Corp., Class B	426,467
37,687		CVS Health Corp.	3,233,921
7,300		Campbell Soup Co.	322,441
4,933	[3]	Clorox Co.	490,834
6,197		Coca-Cola Enterprises, Inc.	268,640
29,386		Colgate-Palmolive Co.	1,965,336
15,785		ConAgra Foods, Inc.	542,215
4,883	[2]	Constellation Brands, Inc., Class A	446,990
15,009		Costco Wholesale Corp.	2,001,750
5,537		Dr. Pepper Snapple Group, Inc.	383,437
7,117		Estee Lauder Cos., Inc., Class A	535,056
21,475		General Mills, Inc.	1,115,841
5,578		Hershey Foods Corp.	534,986
3,293		Hormel Foods Corp.	177,526
9,423		Kellogg Co.	602,695
3,814		Keurig Green Mountain Coffee, Inc.	578,775
12,959		Kimberly-Clark Corp.	1,480,825
14,544		Kraft Foods Group, Inc.	819,554
21,863		Kroger Co.	1,217,988
12,938		Lorillard, Inc.	795,687
5,172	[3]	McCormick & Co., Inc.	365,764
6,346		Mead Johnson Nutrition Co.	630,221
9,134		Molson Coors Brewing Co., Class B	679,387
64,199		Mondelez International, Inc.	2,263,657
8,045	[2,3]	Monster Beverage Corp.	811,580
50,619		PepsiCo, Inc.	4,868,029
51,120		Philip Morris International, Inc.	4,550,191
90,524		Procter & Gamble Co.	7,900,029
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
5,069		Reynolds American, Inc.	$318,891
3,968		Smucker (J.M.) Co.	412,672
19,980	[3]	Sysco Corp.	770,029
132,360		The Coca-Cola Co.	5,543,237
8,187		Tyson Foods, Inc., Class A	330,345
53,158		Wal-Mart Stores, Inc.	4,054,361
28,255		Walgreen Co.	1,814,536
12,981	[3]	Whole Foods Market, Inc.	510,543
		TOTAL	58,095,234
		Energy—8.8%
16,224		Anadarko Petroleum Corp.	1,489,039
12,076		Apache Corp.	932,267
14,163		Baker Hughes, Inc.	750,072
13,930	[3]	Cabot Oil & Gas Corp., Class A	433,223
6,767	[2]	Cameron International Corp.	402,975
29,189	[3]	Chesapeake Energy Corp.	647,412
63,469		Chevron Corp.	7,613,107
2,445		Cimarex Energy Co.	277,923
41,528		ConocoPhillips	2,996,245
11,544		Denbury Resources, Inc.	143,146
8,615		Devon Energy Corp.	516,900
20,983		EOG Resources, Inc.	1,994,434
1,900		EQT Corp.	178,676
1,153		Ensco PLC	46,800
142,084		Exxon Mobil Corp.	13,740,944
7,201	[2]	FMC Technologies, Inc.	403,544
32,681		Halliburton Co.	1,802,030
3,118		Helmerich & Payne, Inc.	270,705
8,070		Hess Corp.	684,417
14,024	[3]	Kinder Morgan, Inc.	542,729
20,867		Marathon Oil Corp.	738,692
9,025		Marathon Petroleum Corp.	820,372
5,873		Murphy Oil Corp.	313,559
21,965		Nabors Industries Ltd.	392,075
14,152		National-Oilwell, Inc.	1,028,001
3,014	[2]	Newfield Exploration Co.	98,287
11,118		Noble Energy, Inc.	640,730
6,035		ONEOK, Inc.	355,703
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Energy—continued
26,269		Occidental Petroleum Corp.	$2,336,102
17,849		Phillips 66	1,401,146
6,212		Pioneer Natural Resources, Inc.	1,174,441
14,906		QEP Resources, Inc.	373,693
5,149		Range Resources Corp.	352,192
43,572		Schlumberger Ltd.	4,298,814
19,678	[2]	Southwestern Energy Co.	639,732
20,784	[3]	Spectra Energy Corp.	813,278
3,288		Tesoro Petroleum Corp.	234,796
2,863	[3]	Transocean Ltd.	85,403
23,735		Valero Energy Corp.	1,188,886
21,262		Williams Companies, Inc.	1,180,254
		TOTAL	54,332,744
		Financials—15.8%
8,376		Ace, Ltd.	915,497
3,257	[2]	Affiliated Managers Group	650,716
20,077		Aflac, Inc.	1,199,199
19,131		Allstate Corp.	1,240,645
30,514		American Express Co.	2,744,734
42,073		American International Group, Inc.	2,253,851
16,231		American Tower Corp.	1,582,522
5,800		Ameriprise Financial, Inc.	731,786
9,310		Aon PLC	800,660
6,873		Assurant, Inc.	468,876
4,303		Avalonbay Communities, Inc.	670,580
25,404		BB&T Corp.	962,303
366,226		Bank of America Corp.	6,284,438
60,893	[2]	Berkshire Hathaway, Inc., Class B	8,534,763
3,296		Blackrock, Inc.	1,124,299
2,554		Boston Properties, Inc.	323,719
7,296	[2]	CBRE Group, Inc.	233,472
11,192		CME Group, Inc.	938,001
19,328		Capital One Financial Corp.	1,599,779
4,781		Chubb Corp.	475,040
6,114		Cincinnati Financial Corp.	308,574
95,049		Citigroup, Inc.	5,087,973
4,863		Comerica, Inc.	232,160
14,770		Crown Castle International Corp.	1,153,832
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
15,456		Discover Financial Services	$985,784
21,857	[2]	E*Trade Financial Corp.	487,411
11,859		Equity Residential Properties Trust	824,912
1,779		Essex Property Trust, Inc.	358,931
28,442		Fifth Third Bancorp	568,556
12,418		Franklin Resources, Inc.	690,565
33,177		General Growth Properties, Inc.	859,616
14,828	[2]	Genworth Financial, Inc., Class A	207,444
12,014		Goldman Sachs Group, Inc.	2,282,540
7,781		HCP, Inc.	342,131
15,325		Hartford Financial Services Group, Inc.	606,563
11,691		Health Care REIT, Inc.	831,347
24,448		Host Hotels & Resorts, Inc.	569,883
25,155		Huntington Bancshares, Inc.	249,286
2,311	[2]	IntercontinentalExchange, Inc.	481,358
14,489		Invesco Ltd.	586,370
125,604		JPMorgan Chase & Co.	7,596,530
28,334		KeyCorp	374,009
15,258		Kimco Realty Corp.	380,687
9,169	[3]	Legg Mason, Inc.	476,788
7,596		Lincoln National Corp.	415,957
11,491		Loews Corp.	501,008
2,046	[3]	M & T Bank Corp.	249,980
5,291		Macerich Co. (The)	373,015
19,163		Marsh & McLennan Cos., Inc.	1,041,892
8,301		McGraw Hill Financial, Inc.	751,074
37,897		MetLife, Inc.	2,055,533
5,543		Moody's Corp.	550,032
51,118		Morgan Stanley	1,786,574
2,562		NASDAQ OMX Group, Inc.	110,832
10,593		Navient Corp.	209,530
11,559		Northern Trust Corp.	766,362
18,139		PNC Financial Services Group	1,567,028
14,249	[3]	People's United Financial, Inc.	208,320
7,981		Principal Financial Group	417,965
20,181		Progressive Corp. Ohio	532,980
17,721		ProLogis, Inc.	738,080
18,446		Prudential Financial	1,633,209
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
5,169		Public Storage	$952,853
47,392		Regions Financial Corp.	470,603
36,423		Schwab (Charles) Corp.	1,044,247
10,665		Simon Property Group, Inc.	1,911,275
14,831		State Street Corp.	1,119,147
24,998		SunTrust Banks, Inc.	978,422
8,775		T. Rowe Price Group, Inc.	720,340
36,065		The Bank of New York Mellon Corp.	1,396,437
11,871		The Travelers Cos, Inc.	1,196,597
3,231		Torchmark Corp.	171,114
60,181		U.S. Bancorp	2,563,711
6,824		Unum Group	228,331
10,734		Ventas, Inc.	735,386
8,675		Vornado Realty Trust	949,739
157,880		Wells Fargo & Co.	8,381,849
19,341	[3]	Weyerhaeuser Co.	654,886
102		XL Group PLC	3,456
6,424		Zions Bancorp	186,103
		TOTAL	97,851,997
		Health Care—13.6%
43,099		Abbott Laboratories	1,878,685
47,816		AbbVie, Inc.	3,034,403
10,011	[2]	Actavis PLC	2,430,070
11,800		Aetna, Inc.	973,618
10,167		Agilent Technologies, Inc.	562,032
5,042	[2]	Alexion Pharmaceuticals, Inc.	964,837
9,509		Allergan, Inc.	1,807,281
6,302		AmerisourceBergen Corp.	538,254
25,615		Amgen, Inc.	4,154,241
4,493		Bard (C.R.), Inc.	736,717
18,779		Baxter International, Inc.	1,317,159
8,940		Becton, Dickinson & Co.	1,150,578
7,654	[2]	Biogen Idec, Inc.	2,457,546
39,808	[2]	Boston Scientific Corp.	528,650
56,155		Bristol-Myers Squibb Co.	3,267,659
8,588		CIGNA Corp.	855,107
15,096		Cardinal Health, Inc.	1,184,734
5,460	[2]	CareFusion Corporation	313,240
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
26,106	[2]	Celgene Corp.	$2,795,692
9,246	[2]	Cerner Corp.	585,642
14,339		Covidien PLC	1,325,497
9,665	[2]	DaVita HealthCare Partners, Inc.	754,547
3,953	[3]	Dentsply International, Inc.	200,694
6,385	[2]	Edwards Lifesciences Corp.	772,074
24,695	[2]	Express Scripts Holding Co.	1,897,070
52,943	[2]	Gilead Sciences, Inc.	5,929,616
4,490	[2]	Hospira, Inc.	241,113
4,671		Humana, Inc.	648,568
1,100	[2]	Intuitive Surgical, Inc.	545,380
94,108		Johnson & Johnson	10,142,960
2,940	[2]	Laboratory Corp. of America Holdings	321,313
37,065	[3]	Lilly (Eli) & Co.	2,458,521
3,081	[2]	Mallinckrodt PLC	284,007
9,194		McKesson Corp.	1,870,152
28,039	[3]	Medtronic, Inc.	1,911,138
100,603		Merck & Co., Inc.	5,828,938
11,184	[2]	Mylan, Inc.	598,903
2,409		PerkinElmer, Inc.	104,599
4,250		Perrigo Co. PLC	686,163
212,280		Pfizer, Inc.	6,357,786
91		Quest Diagnostics, Inc.	5,775
2,377	[2]	Regeneron Pharmaceuticals, Inc.	935,872
8,536		St. Jude Medical, Inc.	547,755
9,216		Stryker Corp.	806,677
12,756		Thermo Fisher Scientific, Inc.	1,499,723
32,907		UnitedHealth Group, Inc.	3,126,494
2,500		Universal Health Services, Inc., Class B	259,275
4,853	[2]	Vertex Pharmaceuticals, Inc.	546,642
2,733	[2]	Waters Corp.	302,816
8,949	[3]	Wellpoint, Inc.	1,133,749
5,035		Zimmer Holdings, Inc.	560,093
8,552		Zoetis, Inc.	317,792
		TOTAL	84,457,847
		Industrials—10.1%
21,472		3M Co.	3,301,749
9,293		AMETEK, Inc.	484,630
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
2,016		Allegion PLC	$107,029
19,926		Boeing Co.	2,488,957
4,517		C.H. Robinson Worldwide, Inc.	312,622
32,678		CSX Corp.	1,164,317
23,667		Caterpillar, Inc.	2,400,070
7,613	[3]	Cintas Corp.	557,576
5,739		Cummins, Inc.	838,927
19,543		Danaher Corp.	1,571,257
8,368	[3]	Deere & Co.	715,799
26,461		Delta Air Lines, Inc.	1,064,526
5,025		Dover Corp.	399,186
1,292		Dun & Bradstreet Corp.	158,670
16,676		Eaton Corp. PLC	1,140,472
24,067		Emerson Electric Co.	1,541,732
3,353		Equifax, Inc.	253,956
7,516		Expeditors International Washington, Inc.	320,633
2,658		Fastenal Co.	117,058
8,432		FedEx Corp.	1,411,517
3,735		Flowserve Corp.	253,943
6,065		Fluor Corp.	402,352
12,827		General Dynamics Corp.	1,792,701
335,112		General Electric Co.	8,649,241
26,338		Honeywell International, Inc.	2,531,609
12,285		Illinois Tool Works, Inc.	1,118,549
3,947		Ingersoll-Rand PLC	247,161
5,531	[2]	Jacobs Engineering Group, Inc.	262,446
8,260		Joy Global, Inc.	434,724
1,228		Kansas City Southern Industries, Inc.	150,786
5,425		L-3 Communications Holdings, Inc.	658,920
10,598		Lockheed Martin Corp.	2,019,661
13,455		Masco Corp.	296,952
9,890		Nielsen NV	420,226
12,909		Norfolk Southern Corp.	1,428,252
7,192		Northrop Grumman Corp.	992,208
11,960		PACCAR, Inc.	781,227
2,837	[3]	Pall Corp.	259,359
7,462		Parker-Hannifin Corp.	947,898
10,765		Pentair PLC	721,793
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
18,235		Pitney Bowes, Inc.	$451,134
3,559		Precision Castparts Corp.	785,471
6,489	[2]	Quanta Services, Inc.	221,145
10,885		Raytheon Co.	1,130,734
9,888		Republic Services, Inc.	379,699
3,400		Robert Half International, Inc.	186,252
2,056		Rockwell Automation, Inc.	230,992
672		Rockwell Collins	56,549
2,923		Roper Industries, Inc.	462,711
1,454		Snap-On, Inc.	192,132
31,138		Southwest Airlines Co.	1,073,638
5,818		Stanley Black & Decker, Inc.	544,797
3,016	[2]	Stericycle, Inc.	380,016
17,326		Textron, Inc.	719,549
7,358	[3]	The ADT Corp.	263,711
8,133		Tyco International Ltd.	349,150
29,279		Union Pacific Corp.	3,409,540
23,928		United Parcel Service, Inc.	2,510,286
2,681	[2]	United Rentals, Inc.	295,071
28,768		United Technologies Corp.	3,078,176
848	[3]	W. W. Grainger, Inc.	209,286
15,640		Waste Management, Inc.	764,640
4,491		Xylem, Inc.	163,293
		TOTAL	62,578,663
		Information Technology—18.7%
17,256		Accenture PLC	1,399,807
14,801	[2]	Adobe Systems, Inc.	1,037,846
5,314	[2]	Akamai Technologies, Inc.	320,434
1,604	[2]	Alliance Data Systems Corp.	454,493
11,261		Altera Corp.	387,041
9,278		Amphenol Corp., Class A	469,281
4,531		Analog Devices, Inc.	224,828
198,050		Apple, Inc.	21,389,400
37,794		Applied Materials, Inc.	834,869
6,474	[2]	Autodesk, Inc.	372,514
12,433		Automatic Data Processing, Inc.	1,016,771
7,688		Avago Technologies Ltd.	663,090
24,991		Broadcom Corp.	1,046,623
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
996		CA, Inc.	$28,944
171,503		Cisco Systems, Inc.	4,196,678
5,473	[2]	Citrix Systems, Inc.	351,531
18,858	[2]	Cognizant Technology Solutions Corp.	921,213
9,817		Computer Sciences Corp.	592,947
57,106		Corning, Inc.	1,166,676
68,473		EMC Corp. Mass	1,967,229
43,091	[2]	eBay, Inc.	2,262,278
18,325	[2]	Electronic Arts, Inc.	750,775
7,362	[2]	Fiserv, Inc.	511,512
1,992	[2]	F5 Networks, Inc.	244,976
68,313	[2]	Facebook, Inc.	5,122,792
9,404		Fidelity National Information Services, Inc.	549,100
12	[2]	First Solar, Inc.	707
9,176	[2]	Google, Inc., Class A	5,210,775
9,172	[2]	Google, Inc., Class C	5,127,882
2,705		Harris Corp.	188,268
60,307		Hewlett-Packard Co.	2,163,815
162,552		Intel Corp.	5,528,394
29,246		International Business Machines Corp.	4,808,042
12,876		Intuit, Inc.	1,133,217
26,323		Juniper Networks, Inc.	554,626
4,752		KLA-Tencor Corp.	376,121
4,604		Lam Research Corp.	358,467
6,620		Linear Technology Corp.	283,601
32,617		Mastercard, Inc., Class A	2,731,674
5,442		Microchip Technology, Inc.	234,605
44,645	[2]	Micron Technology, Inc.	1,477,303
273,135		Microsoft Corp.	12,823,688
8,278		Motorola Solutions, Inc.	533,931
14,812		NVIDIA Corp.	289,426
10,890		NetApp, Inc.	466,092
107,650		Oracle Corp.	4,203,732
12,219	[3]	Paychex, Inc.	573,560
55,174		Qualcomm, Inc.	4,331,711
5,729	[2]	Red Hat, Inc.	337,553
24,235	[2]	Salesforce.com, Inc.	1,550,798
6,864		Sandisk Corp.	646,177
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
10,069	[3]	Seagate Technology	$632,635
10,854		Symantec Corp.	269,396
8,789		TE Connectivity Ltd.	537,272
5,967	[2,3]	Teradata Corporation	252,523
34,204		Texas Instruments, Inc.	1,698,571
6,914		Total System Services, Inc.	233,624
2,669	[2,3]	Verisign, Inc.	159,499
16,398		Visa, Inc., Class A Shares	3,958,969
10,272		Western Digital Corp.	1,010,457
21,090	[3]	Western Union Co.	357,686
57,305		Xerox Corp.	761,010
10,238		Xilinx, Inc.	455,386
29,275	[2]	Yahoo, Inc.	1,348,114
		TOTAL	115,892,955
		Materials—3.2%
5,914		Air Products & Chemicals, Inc.	796,379
2,577		Airgas, Inc.	287,439
57,312	[3]	Alcoa, Inc.	960,549
2,196		Allegheny Technologies, Inc.	72,139
4,346		Avery Dennison Corp.	203,610
9,208		Ball Corp.	593,271
4,832		Bemis Co., Inc.	185,887
507		CF Industries Holdings, Inc.	131,820
36,128		Dow Chemical Co.	1,784,723
26,199		Du Pont (E.I.) de Nemours & Co.	1,811,661
5,032		Eastman Chemical Co.	406,485
8,484		Ecolab, Inc.	943,675
33,268		Freeport-McMoRan, Inc.	948,138
5,636		International Flavors & Fragrances, Inc.	558,809
15,374		International Paper Co.	778,232
16,710		LyondellBasell Industries NV, Class A	1,531,137
1,860		Martin Marietta Materials	217,471
14,836		Monsanto Co.	1,706,733
10,557		Mosaic Co./The	467,781
28,644		Newmont Mining Corp.	537,361
9,659		Nucor Corp.	522,166
4,770	[2]	Owens-Illinois, Inc.	122,923
4,863		PPG Industries, Inc.	990,545
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
11,907		Praxair, Inc.	$1,500,163
3,026		Sherwin-Williams Co.	694,649
3,372		Sigma-Aldrich Corp.	458,289
4,226		Vulcan Materials Co.	260,786
		TOTAL	19,472,821
		Telecommunication Services—2.3%
173,718	[3]	AT&T, Inc.	6,052,335
18,845		CenturyLink, Inc.	781,690
24,181		Frontier Communications Corp.	158,144
138,700		Verizon Communications	6,969,675
17,845	[3]	Windstream Holdings, Inc.	187,016
		TOTAL	14,148,860
		Utilities—3.1%
17,977		AES Corp.	252,936
2,834		AGL Resources, Inc.	152,781
7,222		Ameren Corp.	305,780
21,828		American Electric Power Co., Inc.	1,273,446
11,135		CMS Energy Corp.	363,780
14,717		CenterPoint Energy, Inc.	361,302
10,762		Consolidated Edison Co.	681,880
6,145		DTE Energy Co.	504,873
15,004	[3]	Dominion Resources, Inc.	1,069,785
24,268		Duke Energy Corp.	1,993,616
9,781		Edison International	612,095
9,865		Entergy Corp.	828,857
19,730		Exelon Corp.	721,921
15,671		FirstEnergy Corp.	585,155
2,621		Integrys Energy Group, Inc.	190,494
20,823		NRG Energy, Inc.	624,274
17,608		NextEra Energy, Inc.	1,764,674
2,906		NiSource, Inc.	122,226
11,791		Northeast Utilities Co.	581,886
9,182		PG & E Corp.	462,038
23,819		PPL Corp.	833,427
19,228		Pepco Holdings, Inc.	525,694
4,715		Pinnacle West Capital Corp.	289,831
24,630		Public Service Enterprises Group, Inc.	1,017,465
4,854		Sempra Energy	533,940
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
31,081		Southern Co.	$1,440,915
11,168		TECO Energy, Inc.	219,005
8,827		Wisconsin Energy Corp.	438,349
18,678		Xcel Energy, Inc.	625,153
		TOTAL	19,377,578
		TOTAL COMMON STOCKS (IDENTIFIED COST $194,673,792)	594,945,610
		INVESTMENT COMPANIES—8.5%
30,154,438	[4,5,6]	Federated Money Market Management, Institutional Shares, 0.08%	30,154,438
23,398,731	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	23,398,731
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	52,553,169
		TOTAL INVESTMENTS—104.6% (IDENTIFIED COST $247,226,961)[7]	647,498,774
		OTHER ASSETS AND LIABILITIES - NET—(4.6)%[8]	(28,387,160)
		TOTAL NET ASSETS—100%	$619,111,614
At October 31, 2014, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	41	$4,123,370	December 2014	$140,649
2S&P 500 Index Long Futures	40	$20,114,000	December 2014	$359,595
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$500,244
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $24,237,370 at October 31, 2014, which represents 3.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.3%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $257,725,757.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	— Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.34	$14.17	$12.83	$12.69	$11.65
Income From Investment Operations:
Net investment income	0.09	0.11[1]	0.09	0.08[1]	0.07[1]
Net realized and unrealized gain on investments and futures contracts	2.29	3.29	1.60	0.77	1.64
TOTAL FROM INVESTMENT OPERATIONS	2.38	3.40	1.69	0.85	1.71
Less Distributions:
Distributions from net investment income	(0.09)	(0.11)	(0.09)	(0.08)	(0.08)
Distributions from net realized gain on investments and futures contracts	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)
TOTAL DISTRIBUTIONS	(1.45)	(1.23)	(0.35)	(0.71)	(0.67)
Net Asset Value, End of Period	$17.27	$16.34	$14.17	$12.83	$12.69
Total Return[2]	15.74%	26.19%	13.43%	6.87%	15.11%
Ratios to Average Net Assets:
Net expenses	1.42%	1.43%	1.43%	1.43%	1.43%
Net investment income	0.56%	0.73%	0.72%	0.59%	0.58%
Expense waiver/reimbursement[3]	0.04%	0.04%	0.07%	0.06%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,684	$37,078	$30,445	$29,402	$31,722
Portfolio turnover	28%	26%	38%	53%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.45	$14.26	$12.90	$12.76	$11.71
Income From Investment Operations:
Net investment income	0.13	0.16[1]	0.15	0.12[1]	0.11[1]
Net realized and unrealized gain on investments and futures contracts	2.31	3.31	1.61	0.77	1.65
TOTAL FROM INVESTMENT OPERATIONS	2.44	3.47	1.76	0.89	1.76
Less Distributions:
Distributions from net investment income	(0.14)	(0.16)	(0.14)	(0.12)	(0.12)
Distributions from net realized gain on investments and futures contracts	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)
TOTAL DISTRIBUTIONS	(1.50)	(1.28)	(0.40)	(0.75)	(0.71)
Net Asset Value, End of Period	$17.39	$16.45	$14.26	$12.90	$12.76
Total Return[2]	16.05%	26.59%	13.89%	7.18%	15.51%
Ratios to Average Net Assets:
Net expenses	1.10%	1.07%	1.10%	1.10%	1.10%
Net investment income	0.87%	1.09%	1.03%	0.91%	0.91%
Expense waiver/reimbursement[3]	0.04%	0.04%	0.07%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,501	$47,403	$40,047	$32,474	$30,980
Portfolio turnover	28%	26%	38%	53%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.54	$14.33	$12.96	$12.82	$11.76
Income From Investment Operations:
Net investment income	0.27	0.27[1]	0.25	0.22[1]	0.20[1]
Net realized and unrealized gain on investments and futures contracts	2.31	3.33	1.62	0.77	1.66
TOTAL FROM INVESTMENT OPERATIONS	2.58	3.60	1.87	0.99	1.86
Less Distributions:
Distributions from net investment income	(0.26)	(0.27)	(0.24)	(0.22)	(0.21)
Distributions from net realized gain on investments and futures contracts	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)
TOTAL DISTRIBUTIONS	(1.62)	(1.39)	(0.50)	(0.85)	(0.80)
Net Asset Value, End of Period	$17.50	$16.54	$14.33	$12.96	$12.82
Total Return[2]	16.94%	27.51%	14.74%	7.96%	16.38%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.62%	1.80%	1.80%	1.67%	1.65%
Expense waiver/reimbursement[3]	0.07%	0.08%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$266,292	$252,517	$198,656	$187,164	$208,399
Portfolio turnover	28%	26%	38%	53%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.45	$14.26	$12.90	$12.77	$11.71
Income From Investment Operations:
Net investment income	0.22	0.23[1]	0.20	0.18[1]	0.16[1]
Net realized and unrealized gain on investments and futures contracts	2.30	3.30	1.62	0.76	1.66
TOTAL FROM INVESTMENT OPERATIONS	2.52	3.53	1.82	0.94	1.82
Less Distributions:
Distributions from net investment income	(0.21)	(0.22)	(0.20)	(0.18)	(0.17)
Distributions from net realized gain on investments and futures contracts	(1.36)	(1.12)	(0.26)	(0.63)	(0.59)
TOTAL DISTRIBUTIONS	(1.57)	(1.34)	(0.46)	(0.81)	(0.76)
Net Asset Value, End of Period	$17.40	$16.45	$14.26	$12.90	$12.77
Total Return[2]	16.62%	27.11%	14.38%	7.59%	16.10%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.32%	1.53%	1.50%	1.35%	1.36%
Expense waiver/reimbursement[3]	0.35%	0.36%	0.39%	0.38%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$270,634	$251,893	$259,304	$287,432	$231,807
Portfolio turnover	28%	26%	38%	53%	34%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2014
Assets:
Total investment in securities, at value including $29,702,335 of securities loaned and $52,553,169 of investment in an affiliated holding (Note 5) (identified cost $247,226,961)		$647,498,774
Restricted cash (Note 2)		1,099,400
Income receivable		563,280
Receivable for shares sold		466,150
Receivable for daily variation margin		272,294
TOTAL ASSETS		649,899,898
Liabilities:
Payable for shares redeemed	$360,872
Payable for collateral due to broker for securities lending	30,154,438
Payable for distribution services fee (Note 5)	52,276
Payable for other service fees (Notes 2 and 5)	73,285
Accrued expenses (Note 5)	147,413
TOTAL LIABILITIES		30,788,284
Net assets for 35,512,503 shares outstanding		$619,111,614
Net Assets Consist of:
Paid-in capital		$167,932,544
Net unrealized appreciation of investments and futures contracts		400,772,057
Accumulated net realized gain on investments and futures contracts		49,902,034
Undistributed net investment income		504,979
TOTAL NET ASSETS		$619,111,614
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($38,684,092 ÷ 2,240,420 shares outstanding), no par value, unlimited shares authorized		$17.27
Offering price per share		$17.27
Redemption proceeds per share (99.00/100 of $17.27)		$17.10
Class R Shares:
Net asset value per share ($43,501,053 ÷ 2,501,160 shares outstanding), no par value, unlimited shares authorized		$17.39
Institutional Shares:
Net asset value per share ($266,291,993 ÷ 15,216,309 shares outstanding), no par value, unlimited shares authorized		$17.50
Service Shares:
Net asset value per share ($270,634,476 ÷ 15,554,614 shares outstanding), no par value, unlimited shares authorized		$17.40
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2014
Investment Income:
Dividends (including $11,484 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $1,200)			$11,806,702
Interest (including income on securities loaned of $6,036)			6,185
TOTAL INCOME			11,812,887
Expenses:
Management fee (Note 5)		$1,795,169
Custodian fees		58,373
Transfer agent fee (Note 2)		548,625
Directors'/Trustees' fees (Note 5)		4,315
Auditing fees		23,801
Legal fees		68,901
Portfolio accounting fees		136,621
Distribution services fee (Note 5)		1,282,847
Other service fees (Notes 2 and 5)		746,709
Share registration costs		50,886
Printing and postage		31,374
Miscellaneous (Note 5)		19,580
TOTAL EXPENSES		4,767,201
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(243,956)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(891,087)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,135,043)
Net expenses			3,632,158
Net investment income			8,180,729
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			58,730,236
Net realized gain on futures contracts			3,746,685
Net change in unrealized appreciation of investments			22,099,245
Net change in unrealized appreciation of futures contracts			(275,093)
Net realized and unrealized gain on investments and futures contracts			84,301,073
Change in net assets resulting from operations			$92,481,802
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year ended October 31	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,180,729	$8,487,583
Net realized gain on investments and futures contracts	62,476,921	49,984,946
Net change in unrealized appreciation/depreciation of investments and futures contracts	21,824,152	72,724,805
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	92,481,802	131,197,334
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(211,575)	(263,394)
Class R Shares	(387,732)	(466,280)
Institutional Shares	(4,095,186)	(4,035,935)
Service Shares	(3,437,969)	(3,808,319)
Distributions from net realized gain on investments and futures contracts
Class C Shares	(3,085,972)	(2,379,841)
Class R Shares	(3,805,896)	(3,000,898)
Institutional Shares	(20,591,089)	(16,155,842)
Service Shares	(20,459,946)	(20,097,704)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(56,075,365)	(50,208,213)
Share Transactions:
Proceeds from sale of shares	119,761,091	136,531,982
Net asset value of shares issued to shareholders in payment of distributions declared	52,794,551	45,298,599
Cost of shares redeemed	(178,741,754)	(202,380,772)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,186,112)	(20,550,191)
Change in net assets	30,220,325	60,438,930
Net Assets:
Beginning of period	588,891,289	528,452,359
End of period (including undistributed net investment income of $504,979 and $456,706, respectively)	$619,111,614	$588,891,289
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2014
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (“S&P 500”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the year ended October 31, 2014, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$36,358	$—
Class R Shares	121,506	(19)
Institutional Shares	160,115	(83,658)
Service Shares	230,646	(152,672)
TOTAL	$548,625	$(236,349)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2014, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$93,371
Service Shares	653,338
TOTAL	$746,709
For the year ended October 31, 2014, the Fund's Institutional Shares did not incur other service fees.
Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $22,103,844 and $115,465. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2014, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$29,702,335	$30,154,438
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$500,244*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$3,746,685

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(275,093)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2014		2013
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	383,580	$6,229,713	447,010	$6,523,401
Shares issued to shareholders in payment of distributions declared	197,051	3,019,287	183,671	2,428,187
Shares redeemed	(609,372)	(9,830,098)	(509,546)	(7,474,029)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(28,741)	$(581,098)	121,135	$1,477,559
Annual Shareholder Report

Year Ended October 31	2014		2013
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	740,750	$12,133,717	1,001,327	$14,852,396
Shares issued to shareholders in payment of distributions declared	265,416	4,104,554	256,421	3,423,786
Shares redeemed	(1,386,961)	(22,547,791)	(1,184,553)	(17,381,890)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(380,795)	$(6,309,520)	73,195	$894,292

Year Ended October 31	2014		2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,106,592	$51,496,079	4,936,943	$72,090,740
Shares issued to shareholders in payment of distributions declared	1,426,665	22,306,927	1,196,067	16,189,563
Shares redeemed	(4,586,471)	(75,852,704)	(4,728,141)	(67,902,567)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(53,214)	(2,049,698)	1,404,869	$20,377,736

Year Ended October 31	2014		2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,065,327	$49,901,582	2,914,471	$43,065,445
Shares issued to shareholders in payment of distributions declared	1,505,510	23,363,783	1,739,257	23,257,063
Shares redeemed	(4,327,458)	(70,511,161)	(7,526,018)	(109,622,286)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	243,379	$2,754,204	(2,872,290)	$(43,299,778)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(219,371)	$(6,186,112)	(1,273,091)	$(20,550,191)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds.
For the year ended October 31, 2014, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(12,918)	$6	$12,912
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2014 and 2013 was as follows:
	2014	2013
Ordinary income[1]	$17,509,637	$12,876,610
Long-term capital gains	$38,565,728	$37,331,603
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$8,687,724
Undistributed long-term capital gains	$52,718,329
Net unrealized appreciation	$389,773,017
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and non-taxable dividends.
At October 31, 2014, the cost of investments for federal tax purposes was $257,725,757. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $389,773,022. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $390,714,038 and net unrealized depreciation from investments for those securities having an excess of cost over value of $941,016.
5. INVESTMENT MANAGER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, the Manager voluntarily waived $219,454 of its fee. In addition, an affiliate of the Manager reimbursed $236,349 of transfer agent fees.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$281,467	$—
Class R Shares	217,375	—
Service Shares	784,005	(654,738)
TOTAL	$1,282,847	$(654,738)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2014, FSC retained $238,970 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2014, FSC retained $1,298 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2014, FSSC received $3,691 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2016; or (b) the date of the
Annual Shareholder Report

Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2014, the Manager reimbursed $24,502. Transactions involving the affiliated holdings during the year ended October 31, 2014, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2013	–	18,368,604	18,368,604
Purchases/Additions	49,341,108	152,892,737	202,233,845
Sales/Reductions	(19,186,670)	(148,862,610)	(168,049,280)
Balance of Shares Held 10/31/2014	30,154,438	22,398,731	52,553,169
Value	$30,154,438	$22,398,731	$52,553,169
Dividend Income	$—	$11,484	$11,484
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2014, were as follows:
Purchases	$159,606,681
Sales	$216,224,314
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the year ended October 31, 2014, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2014, the amount of long-term capital gains designated by the Fund was $38,565,728.
For the fiscal year ended October 31, 2014, 79.9% of total ordinary income distributions paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV. Of the ordinary income (including short-term capital gains) distributions paid by the Fund during the year ended October 31, 2014, 78.8% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2014
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,074.50	$7.37
Class R Shares	$1,000	$1,075.60	$5.75
Institutional Shares	$1,000	$1,079.80	$1.83
Service Shares	$1,000	$1,078.70	$3.41
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,018.10	$7.17
Class R Shares	$1,000	$1,019.66	$5.60
Institutional Shares	$1,000	$1,023.44	$1.79
Service Shares	$1,000	$1,021.93	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.41%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2013, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Chairman Emeriti, Bentley University; Director, Sterling Suffolk Downs, Inc.; Former Director, National Association of Printers and Lithographers.
Previous Positions: Director and Audit Committee Member, Bank of America Corp.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Associate General Secretary and Director, Office for Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law; Superior Court of Pennsylvania (service began 1998 and ended July 2009).
Other Directorships Held: Director, Consol Energy (service started June 2013); Director, Auberle (service ended December 2013); Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh (service ended December 2013); Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society (service ended December 2013); Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute (2013-present); Director, Cardinal Wuerl North Catholic High School (2013-present).
Previous Position: Professor of Law, Duquesne University School of Law, Pittsburgh (1983-1998).
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
P. Jerome Richey Birth Date: February 23, 1949 Trustee Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; General Counsel, University of Pittsburgh.
Other Directorships Held: Board Chairman, Epilepsy Foundation of Western Pennsylvania; Board Member, World Affairs Council of Pittsburgh.
Previous Positions: Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Qualifications: Business management, legal and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Ian L. Miller Birth Date: August 31, 1972 VICE PRESIDENT Officer since: November 2012 Portfolio Manager since: July 2012	Principal Occupations: Ian L. Miller has been the Fund's Portfolio Manager since July 2012. He is Vice President of the Trust with respect to the Fund. Mr. Miller joined Federated in January 2006 as a Quantitative Analyst. Mr. Miller has received the Chartered Financial Analyst designation and earned a B.S. in Molecular Biology from Clarion University and an M.S. in Biotechnology from The Johns Hopkins University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Max-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Annual Shareholder Report

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2015
Share Class	Ticker
Institutional	FMCRX
Service	FMDCX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mid-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2015, was 3.17% for Institutional Shares and 2.91% for Service Shares. The total return of the Standard and Poor's MidCap 400® Index (S&P 400),1 the Fund's broad-based securities market index, was 3.42% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 400.
The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced strategies in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 400.
The following discussion will focus on the performance of the Fund's Institutional Shares.
Market Overview
During the reporting period, the domestic equity market had positive performance as evidenced by the 5.00% return of the S&P Composite 1500® Index.2 The largest stocks in the S&P Composite 1500® Index, as represented by the S&P 100® Index,3 led the market with a 5.81% return for the reporting period. Large-cap stocks followed with the S&P 500® Index4 returning 5.20% for the same period. Mid-cap stock performance trailed that of its larger peers as the S&P MidCap 400® Index returned 3.42%. Small-cap stocks as represented by the S&P SmallCap 600® Index5 had the worst performance of the market cap segments but still managed to return 2.85% for the reporting period. Growth stocks outperformed value stocks as the S&P Composite 1500® Growth Index6 returned 9.04% versus the 0.62% return of the S&P Composite 1500® Value Index.7
Within the S&P 400, the sector8 performance was mixed during the reporting period. Health Care, Information Technology, Consumer Staples, Financials and Consumer Discretionary all had positive performance for the reporting period while Industrials, Utilities, Telecommunication Services, Materials and Energy had negative performance. Health Care led the way, advancing 14.35%, followed by Information Technology (+11.05%) and Consumer Staples (+9.42%). The Energy sector posted the weakest results (-33.02%), followed by Materials (-7.89%) and Telecommunication Services (-3.60%). Skyworks Solutions Inc. (Information Technology), Global Payments
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1

Inc. (Information Technology) and Acuity Brands, Inc. (Industrials) posted the strongest contribution to performance in the S&P 400, while Community Health Systems, Inc. (Health Care), United States Steel Corporation (Materials) and SunEdison, Inc. (Information Technology) detracted the most from performance for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 400 based upon the Manager's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 400 by 0.25% on a net basis and outperformed the S&P 400 by 0.05% on a gross basis. This outperformance on a gross basis was primarily due to the efficacy of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 400 futures9 to provide equity exposure on the Fund's cash balances. The S&P 400 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive effect on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 400 Index.
2	The S&P Composite 1500® Index combines three leading indices, the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization. The index is unmanaged, and it is not possible to invest directly in an index.
3	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent. The index is unmanaged, and it is not possible to invest directly in an index.
4	The S&P 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and it is not possible to invest directly in an index.
5	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable. The index is unmanaged, and it is not possible to invest directly in an index.
6	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P Composite1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
7	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P Composite 1500® Index, which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index. The index is unmanaged, and it is not possible to invest directly in an index.
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard).
9	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mid-Cap Index Fund from October 31, 2005 to October 31, 2015, compared to the Standard & Poor's MidCap 400® Index (S&P 400).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2015
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Period Ended 10/31/2015
	1 Year	5 Years	10 Years
Institutional Shares[3]	3.17%	13.14%	8.76%
Service Shares	2.91%	12.94%	8.67%
S&P 400	3.42%	13.41%	9.09%

Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Standard & Poor's MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 400 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 400 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's Institutional Shares commenced operations on January 4, 2012. The Fund offers one other class of shares: Service Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of Institutional Shares.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)
At October 31, 2015, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Financials	25.0%
Information Technology	16.3%
Industrials	14.9%
Consumer Discretionary	12.5%
Health Care	8.9%
Materials	6.8%
Utilities	4.7%
Consumer Staples	4.3%
Energy	3.5%
Telecommunication Services	0.2%
Securities Lending Collateral[2]	1.7%
Cash Equivalents[3]	2.9%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities—Net[5]	(1.8)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.2%.
Annual Shareholder Report
5

Portfolio of Investments
October 31, 2015
Shares			Value
		COMMON STOCKS—97.1%[1]
		Consumer Discretionary—12.5%
35,594	[2]	AMC Networks, Inc.	$2,630,041
48,790		Aaron's, Inc.	1,203,649
44,525	[3]	Abercrombie & Fitch Co., Class A	943,485
131,560		American Eagle Outfitters, Inc.	2,010,237
65,942	[2]	Apollo Education Group, Inc.	478,739
105,978	[2]	Ascena Retail Group, Inc.	1,411,627
28,152		Big Lots, Inc.	1,297,807
42,993		Brinker International, Inc.	1,956,611
51,599		Brunswick Corp.	2,776,542
10,590	[2]	Buffalo Wild Wings, Inc.	1,633,719
31,623		CST Brands, Inc.	1,136,214
19,898	[2,3]	Cabela's, Inc. Class A	779,405
3,619	[2]	Cable One, Inc.	1,568,619
44,795	[2]	CalAtlantic Group, Inc.	1,706,242
34,883		Carter's, Inc.	3,170,167
24,567		Cheesecake Factory, Inc.	1,184,129
107,413		Chicos Fas, Inc.	1,484,448
63,788		Cinemark Holdings, Inc.	2,260,647
13,299	[3]	Cracker Barrel Old Country Store, Inc.	1,828,080
98,013		Dana Holding Corp.	1,646,618
20,360	[2]	Deckers Outdoor Corp.	1,133,238
36,474		DeVry Education Group, Inc.	859,327
52,639		Dick's Sporting Goods, Inc.	2,345,067
31,085		Domino's Pizza, Inc.	3,315,837
18,062	[2]	Dreamworks Animation SKG, Inc.	365,575
53,426		Dunkin' Brands Group, Inc.	2,212,371
79,647		Foot Locker, Inc.	5,396,084
173,133		Gentex Corp.	2,837,650
2,455		Graham Holdings, Co.	1,356,314
34,513		Guess ?, Inc.	726,499
11,225		HSN, Inc.	694,266
2,010		International Speedway Corp., Class A	69,727
26,972		Jack in the Box, Inc.	2,010,223
113,492	[2]	Jarden Corp.	5,084,442
23,726		KB HOME	310,811
Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
78,389	[2]	Kate Spade & Co.	$1,408,650
179,489	[2]	LKQ Corp.	5,314,669
81,127	[2]	Live Nation Entertainment, Inc.	2,213,145
23,749		M.D.C. Holdings, Inc.	617,236
12,771		Meredith Corp.	600,492
24,980	[2]	Murphy USA, Inc.	1,533,023
2,159	[2]	NVR, Inc.	3,535,924
66,387	[3]	New York Times Co., Class A	881,619
274,511	[2]	Office Depot, Inc.	2,091,774
13,689	[2]	Panera Bread Co.	2,428,018
186,357	[2,3]	Penney (J.C.) Co., Inc.	1,708,894
36,385		Polaris Industries, Inc.	4,087,491
34,092		Rent-A-Center, Inc.	626,952
113,252		Service Corp. International	3,200,501
83,403	[2]	Skechers USA, Inc., Class A	2,602,174
38,409		Sothebys Holdings, Inc., Class A	1,330,872
54,099	[2]	TRI Pointe Group, Inc.	702,205
34,795	[2]	Tempur Sealy International, Inc.	2,708,443
86,006		The Wendy's Co.	787,815
26,164		Thor Industries, Inc.	1,414,949
68,100	[3]	Time, Inc.	1,265,298
96,455	[2]	Toll Brothers, Inc.	3,469,486
30,637		Tupperware Brands Corp.	1,803,600
38,569	[2]	Vista Outdoor, Inc.	1,724,806
30,387		Wiley (John) & Sons, Inc., Class A	1,590,152
47,744		Williams-Sonoma, Inc.	3,521,120
		TOTAL	114,993,765
		Consumer Staples—4.3%
274,375		Avon Products, Inc.	1,105,731
21,839		Casey's General Stores, Inc.	2,319,739
74,959		Church and Dwight, Inc.	6,453,220
79,915		Dean Foods Co.	1,447,261
37,134	[2]	Edgewell Personal Care Co.	3,145,621
38,202		Energizer Holdings, Inc.	1,636,192
103,733		Flowers Foods, Inc.	2,800,791
58,052	[2]	Hain Celestial Group, Inc.	2,893,892
40,434		Ingredion, Inc.	3,843,656
10,388		Lancaster Colony Corp.	1,181,323
Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
41,575	[2]	Post Holdings, Inc.	$2,672,025
164,594	[2]	SUPERVALU, Inc.	1,081,383
6,024	[2]	The Boston Beer Co., Inc., Class A	1,322,810
7,510	[3]	Tootsie Roll Industries, Inc.	238,367
19,569	[2]	TreeHouse Foods, Inc.	1,675,889
30,787	[2,3]	United Natural Foods, Inc.	1,553,204
92,529	[2]	WhiteWave Foods Company, Class A	3,791,839
		TOTAL	39,162,943
		Energy—3.5%
38,827	[3]	Atwood Oceanics, Inc.	642,587
155,699		California Resources Corp.	629,024
233,782	[3]	Denbury Resources, Inc.	827,588
21,121	[2]	Dril-Quip, Inc.	1,300,209
45,113		Energen Corp.	2,623,321
49,676	[2]	Gulfport Energy Corp.	1,513,628
118,937		HollyFrontier Corp.	5,824,345
177,800		Nabors Industries Ltd.	1,785,112
147,329	[3]	Noble Corp. PLC	1,984,522
55,471		Oceaneering International, Inc.	2,330,891
44,709	[2]	Oil States International, Inc.	1,341,717
91,422		Patterson-UTI Energy, Inc.	1,361,273
61,343		QEP Resources, Inc.	948,363
77,265		Rowan Companies PLC	1,520,575
28,052		SM Energy Co.	935,534
93,466		Superior Energy Services, Inc.	1,323,478
82,198	[2]	WPX Energy, Inc.	563,878
51,430		Western Refining, Inc.	2,140,517
53,295		World Fuel Services Corp.	2,369,496
		TOTAL	31,966,058
		Financials—25.0%
26,651		Alexander and Baldwin, Inc.	1,005,809
46,907		Alexandria Real Estate Equities, Inc.	4,209,434
9,453	[2]	Alleghany Corp.	4,691,240
67,754		American Campus Communities, Inc.	2,748,780
48,046		American Financial Group, Inc., Ohio	3,468,441
37,177		Aspen Insurance Holdings Ltd.	1,807,174
82,316		Associated Banc Corp.	1,591,991
32,184		Bancorpsouth, Inc.	802,347
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
23,832		Bank of Hawaii Corp.	$1,560,519
35,223		Bank of the Ozarks, Inc.	1,761,854
55,669		Berkley, W. R. Corp.	3,108,000
121,766		BioMed Realty Trust, Inc.	2,850,542
65,123		Brown & Brown	2,101,519
46,689		CBOE Holdings, Inc.	3,130,031
135,478		CNO Financial Group, Inc.	2,602,532
51,626		Camden Property Trust	3,809,483
61,750		Care Capital Properties, Inc.	2,034,662
45,568		Cathay Bancorp, Inc.	1,426,278
44,590		Commerce Bancshares, Inc.	2,031,075
49,271		Communications Sales & Leasing, Inc.	989,854
58,973		Corporate Office Properties Trust	1,356,379
70,809		Corrections Corp. of America	2,018,057
25,189		Cullen Frost Bankers, Inc.	1,723,935
77,703		Douglas Emmett, Inc.	2,373,827
205,040		Duke Realty Corp.	4,244,328
94,720		East West Bancorp, Inc.	3,825,741
70,733		Eaton Vance Corp.	2,554,169
36,585		Endurance Specialty Holdings Ltd.	2,309,611
46,526		Equity One, Inc.	1,236,661
26,148		Everest Re Group Ltd.	4,653,560
70,125		Extra Space Storage, Inc.	5,556,705
39,463		Federal Realty Investment Trust	5,662,546
55,838	[4]	Federated Investors, Inc.	1,715,902
60,865		First American Financial Corp.	2,320,782
166,293		First Horizon National Corp.	2,358,035
215,650		First Niagara Financial Group, Inc.	2,231,977
94,172		FirstMerit Corp.	1,769,492
94,193		Fulton Financial Corp.	1,264,070
90,888		Gallagher (Arthur J.) & Co.	3,974,532
48,521		Hancock Holding Co.	1,339,180
24,540		Hanover Insurance Group, Inc.	2,067,495
56,870		Highwoods Properties, Inc.	2,471,001
104,411		Hospitality Properties Trust	2,802,391
35,888		International Bancshares Corp.	967,182
83,774		Janus Capital Group, Inc.	1,301,010
25,512		Jones Lang LaSalle, Inc.	4,253,106
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
15,864		Kemper Corp.	$566,662
54,824		Kilroy Realty Corp.	3,609,612
49,174		Lamar Advertising Co., Class A	2,774,889
68,438		LaSalle Hotel Properties	2,012,762
89,783		Liberty Property Trust	3,054,418
64,568		MSCI Inc., Class A	4,326,056
73,928		Mack-Cali Realty Corp.	1,608,673
21,639		Marketaxess Holdings, Inc.	2,192,247
12,421		Mercury General Corp.	670,858
49,208		Mid-American Apartment Communities, Inc.	4,192,030
65,827		National Retail Properties, Inc.	2,501,426
254,901		New York Community Bancorp, Inc.	4,210,965
112,533		Old Republic International Corp.	2,030,095
80,933		Omega Healthcare Investors	2,793,807
65,463		PacWest Bancorp	2,948,454
31,608		Post Properties, Inc.	1,888,262
9,420		Potlatch Corp.	294,281
30,723		Primerica Inc.	1,463,336
40,002		Prosperity Bancshares, Inc.	2,055,303
76,095		Raymond James Financial, Inc.	4,193,595
54,076		Rayonier, Inc.	1,224,821
54,654		Regency Centers Corp	3,714,286
43,412		Reinsurance Group of America, Inc.	3,917,499
27,503		RenaissanceRe Holdings Ltd.	3,015,154
79,115		SEI Investments Co.	4,099,739
192,563	[2]	SLM Holding Corp.	1,359,495
143,315		Senior Housing Properties Trust	2,176,955
32,706	[2]	Signature Bank	4,870,578
19,840		Sovran Self Storage, Inc.	1,981,421
23,776		StanCorp Financial Group, Inc.	2,727,583
30,677	[2]	Stifel Financial Corp.	1,362,979
30,591	[2]	SVB Financial Group	3,734,243
91,389		Synovus Financial Corp.	2,890,634
103,955		TCF Financial Corp.	1,599,867
58,296		Tanger Factory Outlet Centers, Inc.	2,037,445
28,862		Taubman Centers, Inc.	2,221,797
38,532		Trustmark Corp.	925,924
149,428		UDR, Inc.	5,149,289
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
133,254		Umpqua Holdings Corp.	$2,225,342
57,669		Urban Edge Properties	1,369,062
88,794		Valley National Bancorp	932,337
70,866		WP Glimcher, Inc.	823,463
50,911		Waddell & Reed Financial, Inc., Class A	1,880,652
50,587		Washington Federal, Inc.	1,261,640
51,048		Webster Financial Corp. Waterbury	1,893,881
68,915		Weingarten Realty Investors	2,464,400
90,256	[3]	WisdomTree Investments, Inc.	1,735,623
		TOTAL	229,067,079
		Health Care—8.9%
35,350	[2]	Akorn, Inc.	945,259
43,807	[2]	Align Technology, Inc.	2,867,606
114,969	[2]	Allscripts Healthcare Solutions, Inc.	1,616,464
28,029	[2]	Amsurg Corp.	1,964,553
11,368	[2]	Bio Rad Laboratories, Inc., Class A	1,585,609
22,489		Bio-Techne Corp.	1,983,530
54,003	[2]	Catalent, Inc.	1,435,400
76,047	[2]	Centene Corp.	4,523,276
25,946	[2]	Charles River Laboratories International, Inc.	1,692,717
70,289	[2]	Community Health Systems, Inc.	1,970,904
28,236		Cooper Cos., Inc.	4,302,037
13,743	[2]	Halyard Health, Inc.	407,892
51,552	[2]	Health Net, Inc.	3,312,731
24,780		Hill-Rom Holdings, Inc.	1,305,658
140,188	[2]	Hologic, Inc.	5,447,706
47,721	[2]	IDEXX Laboratories, Inc.	3,274,615
26,878	[2]	LifePoint Health, Inc.	1,851,357
23,230	[2]	Livanova PLC	1,539,684
53,554	[2]	MEDNAX, Inc.	3,773,950
16,367	[2]	Mettler Toledo International, Inc.	5,089,973
29,283	[2]	Molina Healthcare, Inc.	1,815,546
23,703		Owens & Minor, Inc.	849,753
30,905	[2]	Parexel International Corp.	1,950,724
83,281		ResMed, Inc.	4,797,818
31,497	[2]	Sirona Dental Systems, Inc.	3,437,268
47,894		Steris Corp.	3,589,655
23,500		Teleflex, Inc.	3,125,500
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
29,297	[2]	United Therapeutics Corp.	$4,295,819
45,546	[2]	VCA, Inc.	2,494,554
24,666	[2]	Wellcare Health Plans, Inc.	2,185,408
40,251		West Pharmaceutical Services, Inc.	2,415,462
		TOTAL	81,848,428
		Industrials—14.9%
103,685	[2]	AECOM	3,055,597
45,392		AGCO Corp.	2,196,519
27,539		Acuity Brands, Inc. Holding Company	6,020,025
72,787		Alaska Air Group, Inc.	5,550,009
63,464		B/E Aerospace, Inc.	2,979,635
25,559	[2]	CEB, Inc.	1,910,791
30,904		CLARCOR, Inc.	1,540,873
42,347		Carlisle Cos., Inc.	3,684,189
32,701	[2]	Clean Harbors, Inc.	1,520,269
63,373	[2]	Copart, Inc.	2,294,736
30,375		Crane Co.	1,598,940
30,485		Deluxe Corp.	1,815,382
58,378		Donaldson Co., Inc.	1,763,016
126,804		Donnelley (R.R.) & Sons Co.	2,139,183
18,968	[2]	Esterline Technologies Corp.	1,461,484
34,661	[2]	FTI Consulting, Inc.	1,178,821
92,447		Fortune Brands Home & Security Inc.	4,837,752
15,875		GATX Corp.	741,363
32,183	[2]	Genesee & Wyoming, Inc., Class A	2,159,479
34,763		Graco, Inc.	2,551,604
22,413		Granite Construction, Inc.	736,043
23,815		HNI Corp.	1,022,616
30,358		Hubbell, Inc., Class B	2,940,172
31,590		Huntington Ingalls Industries, Inc.	3,788,905
44,999		IDEX Corp.	3,454,123
54,312		ITT Corp.	2,149,669
199,090	[2]	Jet Blue Airways Corp.	4,945,396
56,427	[3]	Joy Global, Inc.	969,416
88,912		KBR, Inc.	1,639,537
32,925	[2]	KLX, Inc.	1,287,697
49,289		Kennametal, Inc.	1,386,007
33,066	[2]	Kirby Corp.	2,158,879
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
24,006		Landstar System, Inc.	$1,513,338
22,543		Lennox International, Inc.	2,993,936
47,184		Lincoln Electric Holdings	2,822,075
8,648		MSA Safety, Inc.	376,015
21,461		MSC Industrial Direct Co.	1,347,107
39,563		Manpower Group, Inc.	3,631,092
35,709		Miller Herman, Inc.	1,133,047
36,544	[2,3]	NOW, Inc.	603,341
34,522		Nordson Corp.	2,459,347
39,291	[2]	Old Dominion Freight Lines, Inc.	2,433,685
40,085	[2]	Orbital ATK, Inc.	3,432,078
34,311		OshKosh Truck Corp.	1,409,839
26,478		Regal Beloit Corp.	1,689,032
51,470		Rollins, Inc.	1,380,425
42,691		Smith (A.O.) Corp.	3,279,523
19,622	[2]	Teledyne Technologies, Inc.	1,750,871
67,425		Terex Corp.	1,352,545
45,647		Timken Co.	1,442,445
31,757		Toro Co.	2,390,349
40,621		Towers Watson & Company	5,019,131
73,737		Trinity Industries, Inc.	1,996,061
37,733		Triumph Group, Inc.	1,757,603
14,352		Valmont Industries, Inc.	1,556,331
55,202		Wabtec Corp.	4,574,590
69,822		Waste Connections, Inc.	3,803,903
14,214		Watsco, Inc.	1,748,748
10,416		Werner Enterprises, Inc.	275,607
23,005		Woodward Governor Co.	1,046,727
		TOTAL	136,696,918
		Information Technology—16.3%
27,670	[2,3]	3D Systems Corp.	278,360
69,057	[2]	ACI Worldwide, Inc.	1,653,915
23,729	[2]	Acxiom Corp.	524,886
132,236	[2,3]	Advanced Micro Devices, Inc.	280,340
51,362	[2]	Ansys, Inc.	4,895,312
62,268	[2]	Arris Group, Inc.	1,759,694
56,352	[2]	Arrow Electronics, Inc.	3,098,797
248,684		Atmel Corp.	1,889,998
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
77,480		Avnet, Inc.	$3,519,916
26,467		Belden, Inc.	1,694,682
67,029		Broadridge Financial Solutions	3,993,588
94,618		CDK Global, Inc.	4,711,030
88,988	[2]	CIENA Corp.	2,148,170
164,928	[2]	Cadence Design Systems, Inc.	3,664,700
52,857		Cognex Corp.	1,987,423
12,208	[2]	Commvault Systems, Inc.	494,668
56,722		Convergys Corp.	1,456,054
63,248	[2]	CoreLogic, Inc.	2,465,407
63,339	[2]	Cree, Inc.	1,595,509
203,664	[2]	Cypress Semiconductor Corp.	2,146,619
15,457		DST Systems, Inc.	1,888,073
23,844		Diebold, Inc.	879,128
22,982		FEI Co.	1,659,071
23,503		FactSet Research Systems	4,115,845
17,009		Fair Isaac & Co., Inc.	1,571,121
73,250	[2]	Fairchild Semiconductor International, Inc., Class A	1,221,810
94,226	[2]	Fortinet Inc.	3,237,605
49,203	[2]	Gartner Group, Inc., Class A	4,461,236
37,022		Global Payments, Inc.	5,050,171
45,743		Henry Jack & Associates, Inc.	3,537,764
20,034	[2]	IPG Photonics Corp.	1,655,209
87,230		Ingram Micro, Inc., Class A	2,597,709
104,156	[2]	Integrated Device Technology, Inc.	2,655,978
29,956		InterDigital, Inc.	1,519,967
84,586		Intersil Holding Corp.	1,146,140
116,871		Jabil Circuit, Inc.	2,685,696
100,907	[2]	Keysight Technologies, Inc.	3,338,004
29,452	[2,3]	Knowles Corp.	490,670
27,020		Leidos Holdings, Inc.	1,420,441
38,686		Lexmark International, Inc.	1,256,908
41,205	[2]	Manhattan Associates, Inc.	3,001,784
36,890		Maximus, Inc.	2,515,898
40,228		Mentor Graphics Corp.	1,094,202
107,629	[2]	NCR Corp.	2,862,931
56,011		National Instruments Corp.	1,706,655
60,796	[2]	NetScout Systems, Inc.	2,180,753
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
47,062	[2,3]	Neustar, Inc., Class A	$1,279,616
68,903	[2]	PTC, Inc.	2,441,922
28,825		Plantronics, Inc.	1,545,597
85,860	[2]	Polycom, Inc.	1,183,151
73,155	[2]	Rackspace Hosting, Inc.	1,891,057
58,179	[2]	Rovi Corporation	532,338
24,130		Science Applications International Corp.	1,106,602
22,201	[2]	Silicon Laboratories, Inc.	1,109,384
47,518	[2]	Solarwinds, Inc.	2,757,470
30,725		Solera Holdings, Inc.	1,679,429
144,816	[2,3]	SunEdison, Inc.	1,057,157
22,329	[2]	Synaptics, Inc.	1,899,975
88,664	[2]	Synopsys, Inc.	4,431,427
19,837	[2]	Tech Data Corp.	1,443,935
145,825		Teradyne, Inc.	2,846,504
16,109	[2]	The Ultimate Sortware Group, Inc.	3,291,874
154,175	[2]	Trimble Navigation Ltd.	3,507,481
22,573	[2]	Tyler Technologies, Inc.	3,845,536
69,391	[2]	Verifone Systems, Inc.	2,091,445
87,309		Vishay Intertechnology, Inc.	925,475
27,085	[2]	WEX, Inc.	2,435,212
30,023	[2]	Zebra Technologies Co., Class A	2,308,769
		TOTAL	149,621,193
		Materials—6.8%
67,086		Albemarle Corp.	3,590,443
39,196		Allegheny Technologies, Inc.	576,181
35,152		Aptargroup, Inc.	2,585,781
40,075		Ashland, Inc.	4,397,029
54,488		Bemis Co., Inc.	2,494,461
49,327		Cabot Corp.	1,772,812
31,341		Carpenter Technology Corp.	1,043,969
151,854		Chemours Co./The	1,052,348
72,946		Commercial Metals Corp.	1,048,234
14,346		Compass Minerals International, Inc.	1,165,469
47,439		Cytec Industries, Inc.	3,530,410
38,729		Domtar Corp.	1,597,184
30,328		Eagle Materials, Inc.	2,002,558
2,338		Greif, Inc., Class A	76,640
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
56,285	[2]	Louisiana-Pacific Corp.	$993,993
28,608		Minerals Technologies, Inc.	1,686,156
6,162		Newmarket Corp.	2,426,226
71,207		Olin Corp.	1,365,750
57,367		Packaging Corp. of America	3,926,771
54,248		Polyone Corp.	1,814,053
75,468		RPM International, Inc.	3,449,642
44,184		Reliance Steel & Aluminum Co.	2,649,273
47,017		Royal Gold, Inc.	2,249,293
24,882		Scotts Co.	1,646,193
25,220		Sensient Technologies Corp.	1,646,110
21,823		Silgan Holdings, Inc.	1,110,136
58,693		Sonoco Products Co.	2,505,604
165,071		Steel Dynamics, Inc.	3,048,861
52,800	[3]	United States Steel Corp.	616,704
44,088		Valspar Corp.	3,568,924
30,961		Worthington Industries, Inc.	950,503
		TOTAL	62,587,711
		Telecommunication Services—0.2%
53,281		Telephone and Data System, Inc.	1,525,968
		Utilities—4.7%
67,222		Alliant Energy Corp.	3,967,443
102,769		Aqua America, Inc.	2,939,193
58,073		Atmos Energy Corp.	3,658,599
28,296		Black Hills Corp.	1,295,391
43,371		Cleco Corp.	2,298,663
92,716		Great Plains Energy, Inc.	2,549,690
59,243		Hawaiian Electric Industries, Inc.	1,733,450
27,760		Idacorp, Inc.	1,855,756
88,006		MDU Resources Group, Inc.	1,659,793
40,750		National Fuel Gas Co.	2,140,598
131,902		OGE Energy Corp.	3,760,526
28,491		ONE Gas, Inc.	1,391,501
29,293		PNM Resources, Inc.	823,719
106,591		Questar Corp.	2,201,104
5,665	[2]	Talen Energy Corp.	49,172
113,121		UGI Corp.	4,148,147
50,173		Vectren Corp.	2,281,366
Annual Shareholder Report
16

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
27,246		WGL Holdings, Inc.	$1,695,519
80,670		Westar Energy, Inc.	3,202,599
		TOTAL	43,652,229
		TOTAL COMMON STOCKS (IDENTIFIED COST $577,432,330)	891,122,292
		INVESTMENT COMPANIES—4.6%
15,468,967	[4,5]	Federated Money Market Management, Institutional Shares, 0.16%[6]	15,468,967
26,998,518	[4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.16%[6]	26,998,518
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	42,467,485
		TOTAL INVESTMENTS—101.7% (IDENTIFIED COST $619,899,815)[7]	933,589,777
		OTHER ASSETS AND LIABILITIES - NET—(1.7)%[8]	(15,985,695)
		TOTAL NET ASSETS—100%	$917,604,082
At October 31, 2015, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P MidCap 400 Emini Long Futures	197	$28,395,580	December 2015	$617,887
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $28,395,580 at October 31, 2015, which represents 3.1% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.2%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $625,977,694.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2015.
Annual Shareholder Report
17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2015, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,			Period Ended 10/31/2012[1]
	2015	2014	2013
Net Asset Value, Beginning of Period	$29.32	$27.33	$22.40	$20.25
Income From Investment Operations:
Net investment income	0.32	0.32	0.30[2]	0.16
Net realized and unrealized gain on investments and futures contracts	0.57	2.76	6.80	2.17
TOTAL FROM INVESTMENT OPERATIONS	0.89	3.08	7.10	2.33
Less Distributions:
Distributions from net investment income	(0.33)	(0.31)	(0.32)	(0.18)
Distributions from net realized gain on investments and futures contracts	(2.63)	(0.78)	(1.85)	—
TOTAL DISTRIBUTIONS	(2.96)	(1.09)	(2.17)	(0.18)
Net Asset Value, End of Period	$27.25	$29.32	$27.33	$22.40
Total Return[3]	3.17%	11.61%	33.47%	11.51%
Ratios to Average Net Assets:
Net expenses	0.30%	0.29%	0.29%	0.29%[4]
Net investment income	1.15%	1.14%	1.20%	1.17%[4]
Expense waiver/reimbursement[5]	0.10%	0.11%	0.16%	0.22%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$153,751	$138,394	$105,147	$37,696
Portfolio turnover	36%	37%	27%	18%[6]
1	Reflects operations for the period from January 4, 2012 (date of initial investment) to October 31, 2012.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2011 to October 31, 2012.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$29.33	$27.35	$22.41	$21.19	$20.17
Income From Investment Operations:
Net investment income	0.25	0.25	0.26[1]	0.19	0.15
Net realized and unrealized gain on investments and futures contracts	0.57	2.75	6.79	2.16	1.45
TOTAL FROM INVESTMENT OPERATIONS	0.82	3.00	7.05	2.35	1.60
Less Distributions:
Distributions from net investment income	(0.26)	(0.24)	(0.26)	(0.19)	(0.15)
Distributions from net realized gain on investments and futures contracts	(2.63)	(0.78)	(1.85)	(0.94)	(0.43)
TOTAL DISTRIBUTIONS	(2.89)	(1.02)	(2.11)	(1.13)	(0.58)
Net Asset Value, End of Period	$27.26	$29.33	$27.35	$22.41	$21.19
Total Return[2]	2.91%	11.29%	33.18%	11.59%	7.95%
Ratios to Average Net Assets:
Net expenses	0.55%	0.54%	0.54%	0.54%	0.54%
Net investment income	0.91%	0.89%	1.05%	0.88%	0.69%
Expense waiver/reimbursement[3]	0.10%	0.11%	0.17%	0.20%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$763,853	$902,685	$902,823	$923,634	$926,540
Portfolio turnover	36%	27%	27%	18%	8%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Assets and Liabilities
October 31, 2015
Assets:
Total investment in securities, at value including $15,008,938 of securities loaned and $44,183,387 of investment in affiliated holdings (Note 5) (identified cost $619,899,815)		$933,589,777
Restricted cash (Note 2)		1,319,900
Income receivable		457,178
Receivable for investments sold		2,471,259
Receivable for shares sold		414,476
Receivable for daily variation margin		5,367
TOTAL ASSETS		938,257,957
Liabilities:
Payable for investments purchased	$2,552,416
Payable for shares redeemed	2,315,206
Payable for collateral due to broker for securities lending	15,468,967
Payable to adviser (Note 5)	10,243
Payable for other service fees (Notes 2 and 5)	165,241
Accrued expenses (Note 5)	141,802
TOTAL LIABILITIES		20,653,875
Net assets for 33,660,278 shares outstanding		$917,604,082
Net Assets Consist of:
Paid-in capital		$504,276,519
Net unrealized appreciation of investments and futures contracts		314,307,849
Accumulated net realized gain on investments and futures contracts		98,383,886
Undistributed net investment income		635,828
TOTAL NET ASSETS		$917,604,082
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$153,751,015 ÷ 5,642,277 shares outstanding, no par value, unlimited shares authorized		$27.25
Offering price per share		$27.25
Redemption proceeds per share		$27.25
Service Shares:
$763,853,067 ÷ 28,018,001 shares outstanding, no par value, unlimited shares authorized		$27.26
Offering price per share		$27.26
Redemption proceeds per share		$27.26
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Operations
Year Ended October 31, 2015
Investment Income:
Dividends (including $136,489 received from affiliated holdings (Note 5))		$14,437,924
Interest on securities loaned		407,229
TOTAL INCOME		14,845,153
Expenses:
Management fee (Note 5)	$3,052,291
Custodian fees	67,734
Transfer agent fee	657,360
Directors'/Trustees' fees (Note 5)	12,074
Auditing fees	23,800
Legal fees	49,215
Portfolio accounting fees	139,360
Other service fees (Notes 2 and 5)	2,130,075
Share registration costs	40,502
Printing and postage	42,911
Miscellaneous (Note 5)	27,915
TOTAL EXPENSES	6,243,237
Waiver/reimbursement of management fee (Note 5)	(1,028,371)
Net expenses		5,214,866
Net investment income		9,630,287
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $64,312 on sales of investments in affiliated holdings (Note 5))		105,426,273
Net realized loss on futures contracts		(286,396)
Net change in unrealized appreciation of investments		(81,576,190)
Net change in unrealized depreciation of futures contracts		658,410
Net realized and unrealized gain on investments and futures contracts		24,222,097
Change in net assets resulting from operations		$33,852,384
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Statement of Changes in Net Assets
Year Ended October 31	2015	2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,630,287	$9,541,720
Net realized gain on investments and futures contracts	105,139,877	94,946,865
Net change in unrealized appreciation/depreciation of investments and futures contracts	(80,917,780)	6,402,002
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,852,384	110,890,587
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,751,185)	(1,269,360)
Service Shares	(8,332,812)	(7,684,928)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(12,441,780)	(2,915,762)
Service Shares	(79,674,343)	(25,608,734)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(102,200,120)	(37,478,784)
Share Transactions:
Proceeds from sale of shares	220,901,058	217,424,897
Net asset value of shares issued to shareholders in payment of distributions declared	100,143,054	36,536,613
Cost of shares redeemed	(376,171,506)	(294,263,974)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(55,127,394)	(40,302,464)
Change in net assets	(123,475,130)	33,109,339
Net Assets:
Beginning of period	1,041,079,212	1,007,969,873
End of period (including undistributed net investment income of $635,828 and $1,089,538, respectively)	$917,604,082	$1,041,079,212
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Notes to Financial Statements
October 31, 2015
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report
24

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
25

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Annual Shareholder Report
26

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2015, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$2,130,075
For the year ended October 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield, maintain exposure to the S&P Mid Cap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $35,616,231. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of October 31, 2015, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$15,008,938	$15,468,967
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$617,887*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(286,396)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$658,410
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2015		2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,088,148	$57,535,767	1,973,080	$55,516,969
Shares issued to shareholders in payment of distributions declared	513,673	13,996,077	151,687	4,128,651
Shares redeemed	(1,680,231)	(46,429,410)	(1,250,773)	(35,250,793)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	921,590	$25,102,434	873,994	$24,394,827

Year Ended October 31	2015		2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,849,698	$163,365,291	5,753,638	$161,907,928
Shares issued to shareholders in payment of distributions declared	3,161,697	86,146,977	1,195,337	32,407,962
Shares redeemed	(11,772,058)	(329,742,096)	(9,186,100)	(259,013,181)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,760,663)	$(80,229,828)	(2,237,125)	$(64,697,291)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,839,073)	$(55,127,394)	(1,363,131)	$(40,302,464)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2015 and 2014, was as follows:
	2015	2014
Ordinary income[1]	$17,898,481	$11,444,122
Long-term capital gains	$84,301,639	$26,034,662
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$635,828
Undistributed long-term capital gains	$105,079,652
Net unrealized appreciation	$307,612,083

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.
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At October 31, 2015, the cost of investments for federal tax purposes was $625,977,694. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $307,612,083. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $336,507,048 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,894,965.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2015, the Manager voluntarily waived $966,213 of its fee.
Other Service Fees
For the year ended October 31, 2015, the FSSC received $12,152 of other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $83,680.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are either: (a) common shares of Federated Investors, Inc., the parent of the Manager; or (b) investment companies which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2015, the Manager reimbursed $62,158. Transactions involving the affiliated holdings during the year ended October 31, 2015, were as follows:
	Federated Investors, Inc.	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2014	60,574	79,836,757	21,113,042	101,010,373
Purchases/Additions	—	252,067,776	267,661,482	519,729,258
Sales/Reductions	(4,736)	(316,435,566)	(261,776,006)	(578,216,308)
Balance of Shares Held 10/31/2015	55,838	15,468,967	26,998,518	42,523,323
Value	$1,715,902	$15,468,967	$26,998,518	$44,183,387
Dividend Income	$59,390	$46,278	$30,821	$136,489
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2015, were as follows:
Purchases	$352,041,912
Sales	$498,714,246
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2015, there were no outstanding loans. During the year ended October 31, 2015, the program was not utilized.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2015, the amount of long-term capital gains designated by the Fund was $84,301,639.
For the fiscal year ended October 31, 2015, 66.12% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2015, 63.63% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated Mid-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 23, 2015
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2015	Ending Account Value 10/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$970.40	$1.49
Service Shares	$1,000	$969.20	$2.73
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.69	$1.53
Service Shares	$1,000	$1,022.43	$2.80
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.30%
Service Shares	0.55%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2014, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 131 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and CEO, The Collins Group, Inc. (a private equity firm).
Other Directorships Held: Director, Chair of the Compensation Committee, Audit Committee member, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director, FleetBoston Financial Corp.; Director and Audit Committee Member, Bank of America Corp. and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; Retired.
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP. Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; Professor of Law, Duquesne University School of Law and was a member of the Superior Court of Pennsylvania. Judge Lally-Green also holds the positions of: Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Our Campaign for the Church Alive!, Inc.; Director, Pennsylvania Bar Institute; and Director, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; and Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served in several banking, business management and educational roles and directorship positions throughout his career. Mr. Mansfield previously served as Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey serves as Board Member, Epilepsy Foundation of Western Pennsylvania and Board member, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc. and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Mid-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation
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reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the
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Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
29455 (12/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $49,600

Fiscal year ended 2014 - $47,600

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $87

Fiscal year ended 2014 - $30

Fiscal year ended 2015- Travel to Audit Committee Meeting.

Fiscal year ended 2014- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $62 and $0 respectively. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2015 - $0

Fiscal year ended 2014 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $22,349 and $15,231 respectively. Fiscal year ended 2015- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2014- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2015 – 0%

Fiscal year ended 2014 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2015 - $40,053

Fiscal year ended 2014 - $63,568

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2015